Document And Entity Information	Aug. 23, 2023
Document Information [Line Items]
Entity, Registrant Name	Foot Locker, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 23, 2023
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-10299
Entity, Tax Identification Number	13-3513936
Entity, Address, Address Line One	330 West 34th Street
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	720-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FL
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000850209